Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions.
Schedule of provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2022	212	90	195	239	988	1,724
Charge for year	227	61	1	830	365	1,484
Cash paid	(223)	(19)	(41)	(814)	(185)	(1,282)
Reversals	(43)	–	(27)	(94)	(98)	(262)
Exchange and other movements	(8)	(1)	15	–	(52)	(46)
At 31 December 2022	165	131	143	161	1,018	1,618
Charge for year	123	21	22	1,102	245	1,513
Cash paid	(87)	(41)	(14)	(219)	(404)	(765)
Reversals	(28)	(3)	(3)	(23)	(143)	(200)
Exchange and other movements	3	4	20	(5)	(33)	(11)
At 31 December 2023	176	112	168	1,016	683	2,155
Additions arising on business acquisitions	–	–	–	–	50	50
Charge for year	283	26	30	44	478	861
Cash paid	(101)	(33)	(7)	(189)	(146)	(476)
Reversals	(83)	–	(1)	(9)	(255)	(348)
Exchange and other movements	–	–	(24)	(3)	(25)	(52)
At 31 December 2024	275	105	166	859	785	2,190

	2024	2023	2022
	$m	$m	$m
Due within one year	1,269	1,028	722
Due after more than one year	921	1,127	896
Total	2,190	2,155	1,618